Note 22 - Segment and Geographic Information (Detail) - The Group derives revenue from external customers for each of the following services: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue from external customers	$ 29,599,486	$ 53,008,065	$ 59,716,042
Subscription Fees [Member]
Total revenue from external customers	20,826,995	43,100,486	49,518,331
Advertising Revenue [Member]
Total revenue from external customers	4,848,622	6,243,748	7,031,219
Brokerage Service Revenue [Member]
Total revenue from external customers	3,817,762	3,539,664	3,003,246
Others [Member]
Total revenue from external customers	$ 106,107	$ 124,167	$ 163,246